Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Accrued interest	$ 5,754	$ 5,109
Unrealized gain (loss) on cash flow hedges	18,046
Foreign exchange forward contracts
Derivative [Line Items]
Foreign exchange forward contracts, notional value	285,700	276,696
Foreign exchange forward contracts | Cash Flow Hedging
Derivative [Line Items]
Realized gains (losses) related to the maturity of foreign exchange forward contracts	(5,181)	$ (4,170)
Foreign exchange forward contracts | Cash Flow Hedging | Other Current Liabilities
Derivative [Line Items]
Unrealized gain (loss) on cash flow hedges	$ 5,830